Financial Instruments - Summary of Effect of Changes in Foreign Exchange Currency (Details)		12 Months Ended	13 Months Ended
		Mar. 31, 2018 CAD ($) $ / shares	Mar. 31, 2017 CAD ($) $ / shares	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares	Mar. 31, 2017 GBP (£) $ / shares	Mar. 31, 2017 EUR (€) $ / shares	Feb. 29, 2016 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents		$ 24,287,107	$ 15,802,363					$ 5,472,927
Long-term debt		$ (4,661,356)	$ (22,931,544)
Foreign Exchange Rate Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents				$ 1,120,711	$ 5,204,124	£ 1,778	€ 15,997
Trade and other receivables				3,125,286	13,146,332	36,239	1,390,984
Trade and other payables				(1,338,182)	(6,566,584)		(463,134)
Long-term payable				(483,549)	(795,072)
Derivative financial liability swap					(30,741)
Long-term debt	[1]				(3,682,294)
Financial assets				$ 2,424,266	$ 7,275,765	£ 38,017	€ 943,847
Foreign Exchange Rate Risk | U S Dollars
Disclosure Of Financial Instruments [Line Items]
Average | $ / shares		1.2834	1.3134
Reporting | $ / shares		1.2900	1.3299	1.2900	1.3299	1.3299	1.3299
Foreign Exchange Rate Risk | U S Dollars | 5% Strengthening of Currency
Disclosure Of Financial Instruments [Line Items]
Increase in net profit		$ 121,212	$ 363,787
Foreign Exchange Rate Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Average | $ / shares		1.5008	1.4424
Reporting | $ / shares		1.5898	1.4251	1.5898	1.4251	1.4251	1.4251
Foreign Exchange Rate Risk | Euro | 5% Strengthening of Currency
Disclosure Of Financial Instruments [Line Items]
Increase in net profit			$ 47,192
Foreign Exchange Rate Risk | GBP
Disclosure Of Financial Instruments [Line Items]
Average | $ / shares		1.7022	1.7275
Reporting | $ / shares		1.8079	1.6700	1.8079	1.6700	1.6700	1.6700
Foreign Exchange Rate Risk | GBP | 5% Strengthening of Currency
Disclosure Of Financial Instruments [Line Items]
Increase in net profit			$ 1,901

[1]	This reflects the cross currency swap agreements applied to the debt in GBP.